Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value, assets and liabilities measured on recurring basis
The following tables provide information by level for assets and liabilities that are measured at fair value on a recurring basis.

			Fair Value Measurements Using Inputs Considered as
Description	Fair Value		Level 1		Level 2		Level 3
At December 31, (Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Assets:
Available-for-sale:
Marketable securities:
Corporate debt securities	$—	$7	$—	$—	$—	$7	$—	$—
Commercial paper	109	237	—	—	109	237	—	—
Certificates of deposit/time deposits	14	31	—	—	14	31	—	—
U.S. treasury securities	75	125	75	125	—	—	—	—
U.S. municipal securities	30	34	—	—	—	—	30	34
Derivative instruments — assets:
Foreign currency forward/option contracts	119	37	—	—	119	37	—	—
Interest rate contracts	—	7	—	—	—	7	—	—

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	24	106	—	—	24	106	—	—
Interest rate contracts	9	—	—	—	9	—	—	—

Fair value, assets measured on recurring basis, unobservable input reconciliation
The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the table above that used significant unobservable inputs (level 3).

Marketable securities — certain U.S. municipal securities only
(Millions)	2021	2020	2019
Beginning balance	$34	$46	$40
Total gains or losses:
Included in earnings	—	—	—
Included in other comprehensive income	—	—	—
Purchases and issuances	—	10	9
Sales and settlements	(4)	(22)	(3)
Transfers in and/or out of level 3	—	—	—
Ending balance	30	34	46
Change in unrealized gains or losses for the period included in earnings for securities held at the end of the reporting period	—	—	—

Fair value of financial instruments by balance sheet grouping	Information with respect to the carrying amounts and estimated fair values of these financial instruments follow:

	December 31, 2021		December 31, 2020
(Millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, excluding current portion	$16,056	$17,601	$17,989	$20,496